Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2016
Registrant Name	DREYFUS RESEARCH GROWTH FUND, INC
Central Index Key	0000030162
Amendment Flag	false
Document Creation Date	Mar. 24, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Research Growth Fund, Inc. | Class T
Prospectus:
Trading Symbol	DRYTX